Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Mar. 31, 2026		Mar. 31, 2026	Mar. 31, 2026
C000141764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000145025
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
C000145027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Without Sales Load [Member] | C000141764
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%	[1]	4.78%	4.13%
Without Sales Load [Member] | C000145025
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%	[2]	4.48%	3.82%
Without Sales Load [Member] | C000145027
Average Annual Return [Line Items]
Average Annual Return, Percent	10.26%	[3]	4.85%	4.22%
Blackstone Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	5.97%		2.49%	3.22%
Blackstone Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	5.97%		2.49%	3.22%
Blackstone Index: HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	5.97%		2.49%	3.22%
Blackstone Index: MSCI World Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Total Return Index
Average Annual Return, Percent	19.39%		10.77%	12.36%
Blackstone Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.26%		(1.46%)	0.58%
Blackstone Index: MSCI World Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Total Return Index
Average Annual Return, Percent	19.39%		10.77%	12.36%
Blackstone Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.26%		(1.46%)	0.58%
Blackstone Index: MSCI World Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Total Return Index
Average Annual Return, Percent	19.39%		10.77%	12.36%
Blackstone Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.26%		(1.46%)	0.58%

[1]	If the 1 Year return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.94%.
[2]	If the 1 Year return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.59%.
[3]	If the 1 Year return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 10.16%.